UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2688

Name of Fund:  BlackRock Municipal Bond Fund, Inc.
               BlackRock Municipal Insured Fund
               BlackRock National Municipal Fund
               BlackRock Short-Term Municipal Fund
               BlackRock High Yield Municipal Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund


Schedule of Investments as of March 31, 2007                                                                       (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Alabama - 2.7%        $   6,395    Alabama State University, General Tuition and Fee Revenue Bonds, 5% due
                                   8/01/2026 (i)                                                                      $     6,776
                         10,000    Lauderdale County and Florence, Alabama, Health Care Authority Revenue
                                   Refunding Bonds (Coffee Health Group), Series A, 6% due 7/01/2029 (b)                   10,805
                          7,000    University of Alabama, University Revenue Bonds (Birmingham), 6% due
                                   10/01/2009 (d)(f)                                                                        7,387


Arkansas - 0.5%           4,000    University of Arkansas, University Revenue Bonds (Various Facilities-Fayetteville
                                   Campus), 5% due 12/01/2027 (d)                                                           4,195


California - 14.9%        2,800    Arcadia, California, Unified School District, Capital Appreciation, GO (Election
                                   of 2006), Series A, 4.96% due 8/01/2039 (c)(j)                                             581
                          2,075    California State Department of Veteran Affairs, Home Purchase Revenue Refunding
                                   Bonds, Series A, 5.35% due 12/01/2027 (a)                                                2,211
                          3,480    East Side Union High School District, California, Santa Clara County, GO
                                   (Election of 2002), Series D, 5% due 8/01/2022 (i)                                       3,699
                          5,170    Fresno, California, Unified School District, GO (Election of 2001), Series D,
                                   5% due 8/01/2027 (b)                                                                     5,483
                          5,000    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B, 5.50% due 6/01/2013 (d)(f)                                      5,484
                          5,000    Los Angeles, California, GO, Series A, 5% due 9/01/2019 (b)                              5,261
                         13,690    Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                                   5% due 7/01/2013 (d)(f)                                                                 14,754
                          2,000    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                   7/01/2013 (b)(f)                                                                         2,155
                          6,680    Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                   Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5%
                                   due 7/01/2021 (a)                                                                        7,130
                          8,965    Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                   5.50% due 9/01/2036 (a)                                                                  9,785


Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
PILOT      Payment in Lieu of Taxes
S/F        Single-Family



BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund


Schedule of Investments as of March 31, 2007 (concluded)                                                           (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
California           $   12,040    Mount Diablo, California, Unified School District, GO (Election of 2002), 5%
(concluded)                        due 7/01/2027 (d)                                                                  $    12,672
                          6,440    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                          7,126
                         11,685    Rialto, California, Unified School District, GO, Series A, 6.24% due
                                   6/01/2025 (d)(j)                                                                         5,271
                          5,000    Roseville, California, Joint Union High School District, GO (Election of 2004),
                                   Series A, 5% due 8/01/2029 (d)                                                           5,263
                          5,075    Sacramento, California, Unified School District, GO (Election of 1999), Series B,
                                   5% due 7/01/2026 (d)                                                                     5,308
                          2,685    San Diego, California, Community College District, GO (Election of 2002), 5%
                                   due 5/01/2030 (c)                                                                        2,837
                          3,495    San Diego County, California, COP (Edgemoor Project and Regional System),
                                   Refunding, 5% due 2/01/2027 (a)(j)                                                       3,670
                          3,700    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                   9/01/2030 (b)                                                                            3,878
                            550    San Mateo, California, Union High School District, COP (Phase One Projects),
                                   Series B, 4.758% due 12/15/2043 (a)(j)                                                     309
                         10,055    Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                   due 7/01/2035 (c)                                                                       11,211
                          2,755    Tahoe Truckee, California, Unified School District, GO (School Facilities
                                   Improvement District Number 2), Series A, 5.25% due 8/01/2029 (b)                        2,935
                          7,980    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                   (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (c)              8,272
                          9,330    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                   (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (c)              9,656


Colorado - 2.8%          19,250    Aurora, Colorado, COP, 6% due 12/01/2010 (a)(f)                                         20,755
                          4,000    Logan County, Colorado, Justice Center Finance Corporation, COP, 5.50% due
                                   12/01/2020 (b)                                                                           4,286


Florida - 0.8%            5,500    Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (d)     5,589
                          1,600    West Coast Regional Water Supply Authority, Florida, Capital Improvement Revenue
                                   Bonds, 10.40% due 10/01/2010 (a)(f)                                                      1,726


Georgia - 4.1%           20,000    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE,
                                   7% due 1/01/2025 (a)                                                                    26,987
                             90    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                   6.40% due 1/01/2011 (a)(f)                                                                  99
                          8,420    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                   6.40% due 1/01/2013 (a)                                                                  9,282
                            490    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                   6.40% due 1/01/2013 (a)(h)                                                                 544


Illinois - 4.0%          26,715    Chicago, Illinois, GO, Refunding, Series G, 5% due 12/01/2024 (a)                       28,485
                          7,225    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third
                                   Lien, AMT, Series C-2, 5.25% due 1/01/2034 (i)                                           7,601


Kansas - 0.6%             5,145    Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center), 5.50% due
                                   8/15/2020 (c)                                                                            5,479


Louisiana - 1.3%          2,500    Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
                                   Bonds, Series B, 5% due 6/01/2022 (a)                                                    2,657
                          5,000    New Orleans, Louisiana, GO (Public Improvements), 5.25% due 12/01/2029 (a)               5,334
                          3,800    Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project),
                                   AMT, 4.70% due 11/01/2036 (a)                                                            3,807


Maryland - 0.6%           4,400    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                   (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)                  5,701


Massachusetts - 4.9%      4,000    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                   5.60% due 1/01/2045 (c)                                                                  4,239
                         15,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (c)                                                          15,839
                         22,250    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                   1/01/2014 (d)(f)                                                                        24,196


Minnesota - 1.7%          5,860    Delano, Minnesota, Independent School District Number 879, GO, Series A, 5.875%
                                   due 2/01/2025 (c)                                                                        6,301
                          3,735    Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A,
                                   5.65% due 2/01/2020 (b)                                                                  3,986
                          4,440    Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A,
                                   5.70% due 2/01/2021 (b)                                                                  4,746


Mississippi - 1.4%        1,320    Harrison County, Mississippi, Wastewater Management District, Revenue Refunding
                                   Bonds (Wastewater Treatment Facilities), Series A, 8.50% due 2/01/2013 (d)(h)            1,641
                         10,000    Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest
                                   County General Hospital Project), 6% due 1/01/2030 (c)                                  10,733


Missouri - 2.5%          12,990    Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                                   5.50% due 9/01/2013 (b)                                                                 13,277
                          9,000    Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                                   5.50% due 9/01/2014 (b)                                                                  9,199


Nebraska - 1.3%          11,300    Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center
                                   Unit 2), Series A, 5% due 1/01/2025 (a)                                                 12,054


Nevada - 1.2%             1,300    Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75%
                                   due 9/01/2036 (d)                                                                        1,303
                          8,690    Clark County, Nevada, School District, GO, Series D, 5% due 6/15/2017 (b)                9,291


New Jersey - 9.7%         6,810    Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
                                   Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A, 6.80%
                                   due 3/01/2021 (b)                                                                        8,752
                          3,125    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                   Preservation Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                           3,555
                          8,310    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                   Preservation Revenue Bonds, Series A, 5.80% due 11/01/2022 (c)                           9,452
                          4,340    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                   Preservation Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                           4,962
                          5,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                                   7/01/2027 (b)                                                                            5,264
                         23,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                   7/01/2033 (b)                                                                           24,658
                          4,240    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2018 (a)                                            4,542
                         11,530    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2019 (c)                                           12,309
                         13,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                   1/01/2030 (c)                                                                           14,244


New Mexico - 1.2%        10,400    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                   Series A, 5.125% due 6/15/2018 (b)                                                      11,207


New York - 12.2%         11,495    New York City, New York, GO, Series C, 5.625% due 3/15/2012 (f)(i)                      12,527
                              5    New York City, New York, GO, Series C, 5.625% due 3/15/2018 (i)                              5
                         10,000    New York City, New York, GO, Series E, 5% due 11/01/2017 (c)                            10,771
                          6,155    New York City, New York, GO, Series I, 6% due 4/15/2012 (c)                              6,228
                         16,905    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5% due 10/15/2020 (b)                                                         18,064
                         15,650    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5% due 10/15/2032 (a)                                                         16,535
                         11,795    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                   Program), Series D, 5.25% due 10/01/2023 (b)                                            12,649
                          9,110    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                   (State Facilities), Series A-1, 5.25% due 3/15/2034 (d)                                  9,754
                              5    Niagara Falls, New York, GO, Public Improvement, 6.90% due 3/01/2024 (b)                     5
                         22,500    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                   5.25% due 6/01/2022 (a)                                                                 24,086


North Carolina - 0.3%     3,030    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
                                   1/01/2022 (a)                                                                            3,125


North Dakota - 0.3%       2,740    North Dakota State, HFA, Revenue Bonds (Housing Finance Program), Series C, 5.30%
                                   due 7/01/2022 (a)                                                                        2,818


Ohio - 1.1%               8,000    Ohio State Air Quality, Development Authority Revenue Bonds (Dayton Power and Light
                                   Company Project), 4.80% due 9/01/2036 (d)                                                8,087
                          2,200    Ohio State Water Development Authority, Pollution Control Facilities, Revenue
                                   Refunding Bonds (Dayton Power and Light Company), Series A, 4.80% due 1/01/2034 (d)      2,250


Oklahoma - 0.7%           2,680    Oklahoma State Industries Authority, Health System Revenue Refunding Bonds
                                   (Integris Obligated Group), Series A, 6.25% due 8/15/2009 (b)(f)                         2,861
                          3,705    Oklahoma State Industries Authority, Health System Revenue Refunding Bonds
                                   (Integris Obligated Group), Series A, 6.25% due 8/15/2016 (b)                            3,939


Oregon - 2.5%             5,000    Clackamas County, Oregon, School District Number 12, Convertible Deferred Interest,
                                   GO (North Clackamas), Series B, 4.565% due 6/15/2028 (c)(j)                              4,318
                          5,000    Clackamas County, Oregon, School District Number 12, Convertible Deferred Interest,
                                   GO (North Clackamas), Series B, 4.565% due 6/15/2029 (c)(j)                              4,314
                          8,700    Oregon State Department, Administrative Services, COP, Series A, 6.25% due
                                   5/01/2010 (a)(f)                                                                         9,440
                          3,865    Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland International
                                   Airport), AMT, Series 7-B, 7.10% due 1/01/2012 (b)(f)                                    4,387


Pennsylvania - 2.7%       5,765    Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due
                                   5/15/2020 (b)(h)                                                                         6,855
                          4,420    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                   Transformation), Series A, 5.50% due 4/15/2020 (d)                                       4,755
                         12,010    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (c)                         13,181


Rhode Island - 0.8%       6,815    Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                   Series B, 6% due 7/01/2010 (d)(f)                                                        7,362


Texas - 1.4%              3,500    Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25% due
                                   12/15/2013 (a)                                                                           3,988
                          8,110    Lewisville, Texas, Independent School District, Capital Appreciation and School
                                   Building, GO, Refunding, 4.67% due 8/15/2024 (d)(j)                                      3,589
                          2,085    Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue
                                   Bonds, AMT, Series A, 5.45% due 9/01/2023 (b)(e)                                         2,160
                          2,725    Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue
                                   Bonds, AMT, Series A, 5.50% due 3/01/2026 (b)(e)                                         2,822


Utah - 1.8%               9,535    Utah Transit Authority, Sales Tax and Transportation Revenue Bonds (Salt Lake
                                   County Light Rail Transit Project), 5.375% due 12/15/2007 (c)(f)                         9,742
                          2,515    Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                                   5.75% due 10/01/2015 (a)                                                                 2,680
                          3,770    Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                                   6% due 10/01/2020 (a)                                                                    4,046


Washington - 0.8%         7,225    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                   Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)              7,662


West Virginia - 1.4%     12,250    Pleasants County, West Virginia, PCR, Refunding (Potomac-Pleasants), Series C,
                                   6.15% due 5/01/2015 (a)                                                                 12,618


Wisconsin - 1.4%          9,000    Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds (Midwest Energy
                                   Resources), Series E, 6.90% due 8/01/2021 (d)                                           11,635
                            670    Wisconsin State, GO, AMT, Series B, 6.50% due 5/01/2025 (b)                                670

                                   Total Municipal Bonds (Cost - $716,078) - 83.6%                                        758,124



                                   Municipal Bonds Held in Trust (l)
California - 3.9%        21,360    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                   and Electric), AMT, Series A, 5.35% due 12/01/2016 (b)                                  22,814
                          5,000    California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35% due 12/01/2021 (b)      5,050
                          7,500    San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic
                                   Center Project), Series B, 5% due 6/01/2032 (a)                                          7,751


Illinois - 2.2%          17,690    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 6% due 1/01/2027 (b)(i)                                                     19,780


Maryland - 2.6%          21,640    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                   due 9/01/2039 (i)                                                                       23,357


Michigan - 1.6%          13,145    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (i)       14,121


New York - 3.2%          13,925    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5.25% due 10/15/2027 (a)                                                      15,077
                         13,500    Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), Series A,
                                   5% due 1/01/2036 (i)                                                                    14,060


Texas - 10.5%            21,230    Dallas-Fort Worth, Texas, International Airport Joint Revenue Refunding and
                                   Improvement Bonds, AMT, Series A, 5% due 11/01/2025 (b)                                 21,321
                         35,950    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 6%
                                   due 11/01/2028 (d)                                                                      37,705
                         35,050    Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                                   5.25% due 8/15/2035 (c)                                                                 36,506

                                   Total Municipal Bonds Held in Trust (Cost - $214,147) - 24.0%                          217,542



                         Shares
                           Held    Mutual Funds (k)
                            300    BlackRock California Insured Municipal 2008 Term Trust, Inc.                             4,572

                            810    BlackRock Insured Municipal 2008 Term Trust, Inc.                                       12,409

                            205    BlackRock Insured Municipal Term Trust, Inc.                                             2,015

                                   Total Mutual Funds (Cost - $21,127) - 2.1%                                              18,996



                                   Short-Term Securities
                          1,817    BlackRock Institutional Tax-Exempt Fund, 3.51% (g)(k)                                    1,817

                                   Total Short-Term Securities (Cost - $1,817) - 0.2%                                       1,817

                                   Total Investments (Cost - $953,169*) - 109.9%                                          996,479
                                   Other Assets Less Liabilities - 2.3%                                                    21,027
                                   Liability for Trust Certificates, Including Interest Expense Payable - (12.2%)       (110,878)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   906,628
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                    $     844,690
                                                      =============
    Gross unrealized appreciation                     $      44,398
    Gross unrealized depreciation                           (2,621)
                                                      -------------
    Net unrealized appreciation                       $      41,777
                                                      =============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FSA Insured.

(d) FGIC Insured.

(e) FNMA/GNMA Collateralized.

(f) Prerefunded.

(g) Represents the current yield as of March 31, 2007.

(h) Escrowed to maturity.

(i) XL Capital Insured.

(j) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    BlackRock California Insured Municipal
       2008 Term Trust, Inc.                               -      $     171
    BlackRock Institutional Tax-Exempt Fund         $     87      $     231
    BlackRock Insured Municipal 2008
       Term Trust, Inc.                                    -      $     487
    BlackRock Insured Municipal Term Trust, Inc.           -      $      57


(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

  o Forward interest rate swaps outstanding as of March 31, 2007 were as follows:

                                                  Notional      Unrealized
                                                   Amount      Appreciation

    Pay a fixed rate of 3.627% and receive a floating rate based on 1-week Bond Market
    Association Rate

    Broker, JPMorgan Chase
    Expires June 2017                             $ 47,300       $      139
                                                                 ----------
    Total                                                        $      139
                                                                 ==========


BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund


Schedule of Investments as of March 31, 2007                                                                       (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Alabama - 0.9%        $   3,820    Alabama Incentives Financing Authority, Special Obligation Revenue
                                   Refunding Bonds, Series A, 6% due 10/01/2029 (c)                                   $     4,086
                          3,525    Jefferson County, Alabama, Public Building Authority, Lease Revenue Bonds,
                                   5.125% due 4/01/2021 (c)                                                                 3,787
                            500    Mobile, Alabama, Industrial Development Board, Environmental Improvement
                                   Revenue Refunding Bonds (International Paper Company Project), AMT, Series A,
                                   6.35% due 5/15/2016                                                                        530
                          2,500    Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), AMT, Series A, 6.70% due 2/01/2018                2,676
                          3,400    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                   Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                   due 8/01/2036                                                                            3,462


Alaska - 0.3%             1,150    Alaska State Housing Financial Corporation, General Mortgage Revenue Refunding,
                                   Series A, 6% due 6/01/2027 (f)                                                           1,162
                          3,860    Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (e)(j)                    4,152


Arizona - 3.5%            4,000    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                   Series A, 6.625% due 7/01/2010 (j)                                                       4,382
                            730    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                   6.125% due 4/01/2007 (j)                                                                   745
                            270    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                   6.125% due 4/01/2018                                                                       276
                          3,100    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project 1), Series A, 6.75% due 7/01/2029                                                3,161
                          1,625    Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds (Catholic
                                   Healthcare West Project), Series A, 5% due 7/01/2021                                     1,647
                          1,000    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public
                                   Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                   1,023
                            430    Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds
                                   Number 8802, 7.20% due 1/01/2010                                                           437
                            510    Peoria, Arizona, Improvement District Number 8401, Special Assessment Bonds
                                   Number 8802, 7.20% due 1/01/2013                                                           519
                            190    Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801,
                                   7.30% due 1/01/2009                                                                        193
                            395    Peoria, Arizona, Improvement District, Special Assessment Bonds Number 8801,
                                   7.30% due 1/01/2011                                                                        402
                          2,330    Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities, Excise
                                   Tax Revenue Bonds, 5.75% due 7/01/2016 (e)                                               2,495
                          3,685    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                   Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                         3,751


Portfolio Abbreviations

To simplify the listing of BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund's portfolio holdings in the schedule of investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund


Schedule of Investments as of March 31, 2007 (concluded)                                                           (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Arizona               $   5,000    Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT,
(concluded)                        Series 3-A, 5.25% due 8/01/2038 (i)(l)                                             $     5,222
                          7,500    Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds,
                                   AMT, Series 2007-1, 5.25% due 8/01/2038 (i)(l)                                           7,846
                            500    Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities
                                   Project), AMT, 6.25% due 6/01/2026                                                         554
                            391    Prescott Valley, Arizona, Improvement District, Special Assessment Bonds
                                   (Sewer Collection System Roadway Repair), 7.90% due 1/01/2012                              402
                          1,500    Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds,
                                   5% due 1/01/2032                                                                         1,530
                          6,000    Salt River Project, Arizona, Agriculture Improvement and Power District,
                                   Electric System Revenue Refunding Bonds, Series A, 5.125% due 1/01/2023                  6,362
                          3,515    Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                                   Tucson Inc. Project), Series A, 6.125% due 7/01/2010 (j)(m)                              3,805
                          3,180    University of Arizona, COP, Refunding, Series A, 5.50% due 6/01/2018 (c)                 3,427
                          1,000    University of Arizona, COP (University of Arizona Parking and Student Housing),
                                   5.75% due 6/01/2009 (c)(j)                                                               1,044
                          3,000    Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                3,337
                          2,125    Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                2,313


Arkansas - 0.1%              30    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), Series H, 6.15% due 7/01/2016 (i)                     31
                            250    Arkansas State Student Loan Authority Revenue Bonds, AMT, Sub-Series B, 7.25%
                                   due 6/01/2009                                                                              257
                            200    Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board,
                                   Hospital Revenue Refunding Bonds (Saint Bernards Regional Medical Center), Series B,
                                   5.90% due 7/01/2016 (c)                                                                    204
                            250    North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                                   (Baptist Health), 5.50% due 7/01/2016                                                      258
                            500    Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), AMT, Series A, 6.70% due 8/01/2020                  535
                            250    University of Central Arkansas, Housing System Revenue Bonds, 6.50% due
                                   1/01/2010 (h)(j)                                                                           273


California - 13.3%        2,500    Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%
                                   due 7/01/2018                                                                            2,709
                         23,000    Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds
                                   (San Francisco Bay Area), Series F, 5% due 4/01/2031                                    24,350
                          5,000    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                   Refunding Bonds (Waste Management Inc. Project), AMT, Series A, 5% due 1/01/2022         5,129
                             70    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding
                                   Bonds (Mortgage-Backed Securities Program), AMT, Series A-2, 7% due 9/01/2029 (i)(l)        71
                             35    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), AMT, Series D, Class 5, 6.70% due
                                   5/01/2029 (i)(l)                                                                            35
                          5,000    California State, GO, 5.25% due 4/01/2029                                                5,356
                         35,200    California State, GO, Refunding, 5% due 12/01/2025                                      37,272
                            130    California State, GO, Refunding, 5.75% due 5/01/2030                                       139
                         10,000    California State, Various Purpose, GO, 5.25% due 11/01/2027                             10,687
                         14,100    California State, Various Purpose, GO, 5.50% due 11/01/2033                             15,348
                          9,880    California Statewide Communities Development Authority, Health Facility Revenue
                                   Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                           10,903
                          1,080    Chula Vista, California, Community Facilities District, Special Tax Bonds
                                   (Number 06-1, Eastlake Woods Area), Series A, 6.05% due 9/01/2020                        1,157
                          2,965    Chula Vista, California, Community Facilities District, Special Tax Bonds
                                   (Number 06-1, Eastlake Woods Area), Series A, 6.15% due 9/01/2026                        3,174
                         10,000    Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.), AMT,
                                   Series C, 5.25% due 12/01/2027                                                          10,622
                          1,585    Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                   Number 2001-01), 6% due 9/01/2026                                                        1,689
                          1,200    Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                   Number 2001-01), 6.10% due 9/01/2031                                                     1,279
                          3,100    Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
                                   Series 1, 6% due 9/01/2008 (j)                                                           3,220
                         10,000    Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                   Series B, 5% due 8/01/2028 (h)                                                          10,593
                          5,000    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047                          5,312
                         12,730    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                   Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                   7/01/2035 (c)                                                                           13,451
                          1,100    Poway, California, Unified School District, Special Tax Bonds (Community District
                                   Number 6), Series A, 6.05% due 9/01/2025                                                 1,153
                          2,695    Riverside, California, Improvement Bond Act of 1915, Special Assessment (Riverwalk
                                   Assessment District), 6.375% due 9/02/2026                                               2,900
                          3,915    Roseville, California, Special Tax Bonds (Fiddyment Ranch Community Facilities
                                   Number 1), 5.125% due 9/01/2026                                                          3,993
                          1,250    Roseville, California, Special Tax (Stoneridge Community Facilities Number 1),
                                   6.20% due 9/01/2021                                                                      1,341
                          1,125    Roseville, California, Special Tax (Stoneridge Community Facilities Number 1),
                                   6% due 9/01/2025                                                                         1,197
                          2,500    Roseville, California, Special Tax (Stoneridge Community Facilities Number 1),
                                   6.30% due 9/01/2031                                                                      2,682
                          2,200    Sacramento, California, Special Tax (North Natomas Community Facilities),
                                   Series 01-03, 6% due 9/01/2028                                                           2,323
                          2,270    Sacramento, California, Special Tax (North Natomas Community Facilities),
                                   Series 4-C, 6% due 9/01/2028                                                             2,438
                         10,000    San Diego, California, Public Facilities Financing Authority, Subordinated
                                   Water Revenue Refunding Bonds, 5% due 8/01/2032 (f)                                     10,361
                          5,000    San Francisco, California, City and County Redevelopment Agency Revenue Bonds
                                   (Community Facilities District Number 6 - Mission), 6% due 8/01/2021                     5,227
                          2,500    San Francisco, California, City and County Redevelopment Agency Revenue Bonds, GO
                                   (Community Facilities District Number 6 - Mission), Series A, 6% due 8/01/2025           2,611
                          1,075    San Francisco, California, Uptown Parking Corporation, Parking Revenue Bonds
                                   (Union Square), 6% due 7/01/2020 (f)                                                     1,185
                          3,680    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                   Facilities District Number 99), Series 1, 6.20% due 9/01/2020                            3,915
                          2,970    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                   Facilities District Number 99), Series 1, 6.25% due 9/01/2029                            3,154


Colorado - 2.6%           5,000    Arkansas River Power Authority, Colorado, Power Improvement Revenue Bonds, 5.25%
                                   due 10/01/2032 (k)                                                                       5,400
                            500    Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                   Hospital Project), 6% due 12/01/2010 (j)(m)                                                539
                            325    Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due 10/01/2016                332
                          4,000    Colorado HFA, Revenue Refunding Bonds (Adventist Health System/Sunbelt Obligor
                                   Group), Series D, 5.25% due 11/15/2035                                                   4,235
                            265    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                   7.50% due 4/01/2031                                                                        268
                            115    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2,
                                   7.10% due 4/01/2017                                                                        118
                            825    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2,
                                   7.25% due 10/01/2031                                                                       829
                             35    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-3,
                                   6.80% due 11/01/2028                                                                        35
                            310    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series C-2,
                                   7.25% due 10/01/2031 (b)                                                                   319
                             95    Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series A-3, 7.35% due
                                   10/01/2030                                                                                  96
                            495    Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3, 6.75% due
                                   10/01/2021 (b)                                                                             534
                            125    Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3, 7.15% due
                                   10/01/2030 (b)                                                                             127
                          2,500    Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                   Initiatives), 5.50% due 9/01/2011 (j)                                                    2,677
                          1,000    Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                                   Communities Project), Series A, 5.75% due 1/01/2037                                      1,046
                            350    Colorado Water Resource and Power Development Authority, Small Water Resources
                                   Revenue Bonds, Series A, 5.80% due 11/01/2010 (e)(j)                                       375
                            200    Colorado Water Resource and Power Development Authority, Small Water Resources
                                   Revenue Bonds, Series A, 5.80% due 11/01/2020 (e)                                          214
                          7,560    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                   Series A, 7.35% due 9/01/2031                                                            8,020
                          1,100    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                   Series B, 7.45% due 9/01/2031                                                            1,170
                          3,685    Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due
                                   12/15/2010 (e)(j)                                                                        3,983
                          7,700    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                   (Public Improvement Fees), 8% due 12/01/2025                                             8,551
                          1,910    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                   (Public Improvement Fees), 8.125% due 12/01/2025                                         1,927


Connecticut - 1.1%        1,000    Connecticut State Development Authority, Governmental Lease Revenue Bonds,
                                   6.60% due 6/15/2014 (f)                                                                  1,002
                          1,250    Connecticut State Development Authority, Water Facility Revenue Bonds (Bridgeport
                                   Hydraulic Company), AMT, 6.15% due 4/01/2035 (c)                                         1,277
                            960    Connecticut State HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                                   Series C-1, 6.30% due 11/15/2017                                                           983
                          1,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                   (Bridgeport Hospital), Series A, 6.625% due 7/01/2018 (f)                                1,002
                          1,500    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                   (Waterbury Hospital Issue), Series C, 5.75% due 7/01/2020 (m)                            1,569
                          1,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                   (Westover School), Series A, 5.70% due 7/01/2030 (m)                                     1,058
                              3    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds, DRIVERS, Series 215, 9.021% due 6/01/2030 (m)(n)(t)                                   3
                          1,885    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2010 (j)(m)         2,063
                            115    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Eastern Connecticut  Health Network), Series A, 6.50% due 7/01/2010 (m)             126
                            640    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Sacred Heart University), 6.625% due 7/01/2026 (m)                                  654
                          5,710    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (University of Hartford), Series E, 5.50% due 7/01/2022 (m)                        6,155
                            680    Connecticut State Higher Education Supplemental Loan Authority, Revenue Bonds
                                   (Family Education Loan Program), AMT, Series A, 5.50% due 11/15/2020 (f)                   683
                            860    Waterbury, Connecticut, GO, 6% due 2/01/2009 (j)(m)                                        904


Delaware - 0.1%           1,685    New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7%
                                   due 10/01/2008 (g)                                                                       1,685


Florida - 9.1%            1,975    Anthem Park Community Development District, Florida, Capital Improvement Revenue
                                   Bonds, 5.80% due 5/01/2036                                                               2,064
                          2,000    Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue
                                   Bonds, Series A, 5.125% due 5/01/2038                                                    2,002
                          1,500    Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80% due
                                   11/01/2012                                                                               1,496
                          1,670    Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                   Bonds, 6% due 5/01/2035                                                                  1,763
                          5,000    Bartram Springs Community Development District, Florida, Special Assessment
                                   Refunding Bonds, 4.75% due 5/01/2034                                                     4,815
                          1,825    Beacon Tradeport Community, Florida, Development District, Special Assessment
                                   Revenue Refunding Bonds (Commercial Project), Series A, 5.25% due 5/01/2016 (m)          1,950
                          4,000    Broward County, Florida, Airport System Revenue Refunding Bonds, AMT, Series E,
                                   5.25% due 10/01/2012 (f)                                                                 4,124
                          2,500    CFM Community Development District, Florida, Capital Improvement Revenue Bonds,
                                   Series B, 5.875% due 5/01/2014                                                           2,603
                          2,725    Duval County, Florida, School Board, COP, 5.75% due 7/01/2017 (h)                        2,842
                          5,350    Fiddlers Creek, Florida, Community Development District Number 2, Special
                                   Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                 5,703
                          1,050    Fiddlers Creek, Florida, Community Development District Number 2, Special
                                   Assessment Revenue Bonds, Series B, 5.75% due 5/01/2013                                  1,083
                          2,000    Greater Lakes/Sawgrass Bay Community Development District, Florida, Special
                                   Assessment Bonds, Series A, 5.50% due 5/01/2038                                          2,033
                          7,000    Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
                                   Improvement Bonds, Series A, 5.25% due 6/01/2026                                         7,364
                          1,145    Highland Meadows Community Development District, Florida, Special Assessment
                                   Bonds, Series A, 5.50% due 5/01/2036                                                     1,167
                         21,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                   Refunding Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032              21,898
                          5,000    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                   Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                     5,427
                         10,000    Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                   Revenue Bonds (Mayo Clinic-Jacksonville), 5% due 11/15/2036                             10,439
                          2,000    Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
                                   (Shell Point/Alliance Obligor Group), 5% due 11/15/2029                                  2,045
                          1,200    Lexington Oaks, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series A, 6.70% due 5/01/2033                                             1,294
                          1,015    Mediterra, Florida, South Community Development District, Capital Improvement
                                   Revenue Bonds, 6.85% due 5/01/2031                                                       1,088
                          2,500    Middle Village Community Development District, Florida, Special Assessment
                                   Bonds, Series A, 6% due 5/01/2035                                                        2,610
                          6,625    Midtown Miami, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series A, 6.25% due 5/01/2037                                             7,200
                          1,000    New River Community Development District, Florida, Capital Improvement Revenue
                                   Bonds, Series B, 5% due 5/01/2013                                                          993
                          1,715    Old Palm Community Development District, Florida, Special Assessment Bonds
                                   (Palm Beach Gardens), Series B, 5.375% due 5/01/2014                                     1,736
                          3,500    Orange County, Florida, HFA, M/F Housing Revenue Bonds (Loma Vista Project),
                                   Series G, 5.50% due 3/01/2032                                                            3,586
                          1,000    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Orlando Regional Healthcare), 5.70% due 7/01/2026                                       1,030
                          2,200    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Orlando Regional Healthcare), Series B, 5.125% due 11/15/2039                           2,288
                         10,000    Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                   Bonds, AMT, Series A, 5.25% due 10/01/2018 (e)                                          10,376
                          5,000    Panther Trace Community Development District II, Florida, Special Assessment
                                   Revenue Bonds, 5.125% due 11/01/2013                                                     4,996
                          5,000    Panther Trace Community Development District II, Florida, Special Assessment
                                   Revenue Bonds, Series A, 5.60% due 5/01/2035                                             5,102
                            960    Park Place Community Development District, Florida, Special Assessment Revenue
                                   Bonds, 6.75% due 5/01/2032                                                               1,021
                          2,300    Park Place Community Development District, Florida, Special Assessment Revenue
                                   Bonds, 6.375% due 5/01/2034                                                              2,469
                          2,000    Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds,
                                   Senior Lien, 6% due 10/01/2022 (f)                                                       2,179
                          2,875    Somerset Community Development District, Florida, Capital Improvement Revenue
                                   Bonds, 5% due 5/01/2015                                                                  2,837
                            430    Sterling Hill, Florida, Community Development District, Capital Improvement
                                   Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                                    430
                            380    Stoneybrook West, Florida, Community Development District, Special Assessment
                                   Revenue Bonds, Series B, 6.45% due 5/01/2010                                               382
                          1,190    Tern Bay Community Development District, Florida, Capital Improvement Revenue
                                   Refunding Bonds, Series B, 5% due 5/01/2015                                              1,174
                          2,185    Tuscany Reserve Community Development District, Florida, Capital Improvement
                                   Revenue Bonds, Series B, 5.25% due 5/01/2016                                             2,188
                          3,520    University of South Florida Financing Corporation, COP (Master Lease Program),
                                   Refunding, Series A, 5.375% due 7/01/2022 (c)                                            3,834
                          1,850    Watergrass Community Development District, Florida, Special Assessment Revenue
                                   Bonds, Series B, 4.875% due 11/01/2010                                                   1,831


Georgia - 2.0%            5,000    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                   12/01/2024                                                                               5,536
                          2,285    Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                   Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                   7.125% due 1/01/2025                                                                     2,223
                          4,555    Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                   Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                   7.25% due 1/01/2035                                                                      4,448
                          5,210    College Park, Georgia, Business and IDA Revenue Bonds (Civic Center Project),
                                   5.75% due 9/01/2010 (c)(j)                                                               5,645
                          1,940    Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                   Refunding, VRDN, 7.50% due 4/01/2010 (g)                                                 1,940
                          3,450    Fulton County, Georgia, Development Authority Revenue Bonds (Morehouse College
                                   Project), 5.875% due 12/01/2030 (c)                                                      3,720
                          2,250    Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                   (Canterbury Court Project), Series A, 6% due 2/15/2022                                   2,284
                          1,350    Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                   Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027                       1,388
                          1,800    Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                   Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2037                       1,843
                          1,500    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                   (Georgia College and State University Foundation), 6% due 9/01/2033                      1,651


Illinois - 7.4%           1,000    Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds
                                   (Forest City Project), 5.90% due 9/01/2007                                               1,031
                              3    Chicago, Illinois, Board of Education, GO, DRIVERS, Series 199, 7.503% due
                                   12/01/2020 (c)(n)(t)                                                                         3
                         26,800    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 6% due 1/01/2029 (k)                                                        29,975
                          6,915    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                   Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                   7,012
                            350    Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due 1/01/2015 (e)         374
                            230    Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due 1/01/2016 (e)       246
                            325    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15% due
                                   9/01/2031 (i)(l)                                                                           334
                          2,000    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032      2,166
                          3,210    Cicero, Illinois, GO, Refunding (Corporate Purpose), 6% due 12/01/2028 (f)               3,438
                          7,000    Decatur, Illinois, GO, Refunding, 6% due 3/01/2008 (e)(j)                                7,149
                         10,000    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                   Management LLC Project), AMT, 6% due 11/01/2023                                         10,356
                          3,140    Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                   Providers Facilities), Series A, 6.50% due 7/01/2022                                     3,403
                          1,750    Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                   Series A, 5.625% due 2/15/2037                                                           1,804
                          2,155    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                   Series A, 6% due 5/15/2037                                                               2,294
                          8,890    Illinois State, GO, 1st Series, 5.75% due 12/01/2015 (f)                                 9,500
                          3,745    Illinois State, GO, 1st Series, 5.75% due 12/01/2016 (f)                                 4,005
                          4,000    Illinois State, GO, 1st Series, 5.75% due 12/01/2017 (f)                                 4,277
                          3,000    Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020                                3,198
                          3,000    Illinois State, Sales Tax Revenue Refunding Bonds, Series Q, 6% due 6/15/2009            3,064
                          2,000    Lake County, Illinois, Forest Preservation District, GO (Land Acquisition and
                                   Development), 5.75% due 12/15/2016                                                       2,142
                         16,160    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Bonds (McCormick Place Expansion), Series A, 5.25% due 6/15/2042 (f)                    17,247
                            625    Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 7.50%
                                   due 12/01/2012 (g)                                                                         625
                          1,585    Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                   Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                       1,614


Indiana - 0.5%            7,350    Indiana Bond Bank, Special Program Revenue Bonds (Town of Westfield and West
                                   Central Conservancy District Projects), Series A, 5.125% due 10/01/2022 (f)              7,773


Iowa - 0.4%               1,000    Iowa City, Iowa, Sewer Revenue Bonds, 5.75% due 7/01/2021 (f)                            1,002
                          4,000    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                   Initiatives Project), 9.25% due 7/01/2011 (j)                                            4,879


Kansas - 0.7%             7,000    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                   Securities Program), AMT, Series B-2, 5.25% due 12/01/2038 (i)(l)                        7,365
                          1,555    Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT, Series A-1, 6.95%
                                   due 6/01/2029 (d)                                                                        1,622
                          2,500    Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds,
                                   Series III, 6.25% due 11/15/2019                                                         2,731


Louisiana - 1.1%            400    Louisiana HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2, 5.80% due 6/01/2020 (i)        401
                          7,000    Louisiana Local Government Environmental Facilities and Community Development
                                   Authority, Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                   6.30% due 7/01/2030 (c)                                                                  8,364
                          5,000    Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
                                   Research and Technology Foundation, Inc. - Student Housing Project), 5.25% due
                                   3/01/2037 (f)                                                                            5,393
                            365    Louisiana State, HFA, S/F, Revenue Refunding Bonds (Home Ownership Program),
                                   Series B-2, AMT, 6.20% due 12/01/2029 (b)(i)                                               368
                          2,000    Rapides Finance Authority, Louisiana, Environmental Improvement Revenue Bonds
                                   (International Paper Company Project), AMT, Series A, 6.55% due 11/15/2023               2,122


Maine - 0.5%              8,635    Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                   Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                               8,700


Maryland - 0.4%             500    Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills
                                   Project), 7.10% due 7/01/2009 (j)                                                          545
                          1,000    Maryland State Community Development Administration, Department of Housing and
                                   Community Development, Housing Revenue Bonds, AMT, Series B, 6.15% due 1/01/2021         1,036
                          1,000    Maryland State Community Development Administration, Department of Housing and
                                   Community Development Revenue Bonds (Waters Landing II Apartments), AMT, Series A,
                                   5.875% due 8/01/2033                                                                     1,045
                          1,000    Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                   Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016              1,022
                          3,200    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                   (King Farm Presbyterian Community), Series B, 5% due 1/01/2017                           3,216


Massachusetts - 0.5%        275    Massachusetts Educational Financing Authority, Education Loan Revenue Refunding
                                   Bonds, AMT, Issue E, 5.85% due 7/01/2014 (c)                                               277
                          4,450    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Medical Center of Central Massachusetts), CARS, Series B, 9.747% due
                                   6/23/2022 (c)(n)                                                                         4,682
                          1,000    Massachusetts State Industrial Finance Agency, Higher Education Revenue Refunding
                                   Bonds (Hampshire College Project), 5.625% due 10/01/2007 (j)                             1,029
                            130    Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Bonds,
                                   Series A, 6.375% due 2/01/2015                                                             130
                          1,600    Montachusett, Massachusetts, Regional Vocational Technical School District, GO,
                                   5.95% due 1/15/2020 (f)                                                                  1,709


Michigan - 1.5%           7,500    Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                   Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (j)      8,361
                            500    Dickinson County, Michigan, Economic Development Corporation, Environmental
                                   Improvement Revenue Refunding Bonds (International Paper Company Project), Series A,
                                   5.75% due 6/01/2016                                                                        533
                            585    Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (c)(j)      631
                            415    Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2024 (c)         446
                          3,000    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                   Medical Center), 6% due 7/01/2020                                                        3,151
                          3,325    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                   (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                        3,524
                          1,500    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                   Clemens), Series A, 6% due 5/15/2014 (f)                                                 1,577
                          5,000    Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                   County), AMT, Series A, 5% due 12/01/2019 (f)                                            5,113


Minnesota - 0.9%            520    Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural
                                   Utilities), AMT, Series A, 6.95% due 12/01/2008                                            535
                          1,000    Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                   Series A, 6.15% due 8/20/2031 (d)                                                        1,086
                            470    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
                                   Airport Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2012 (e)                          498
                            470    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                   Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2014 (e)                                  497
                          2,060    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                   Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2015 (e)                                2,188
                            575    Minneapolis, Minnesota, Community Development Agency, Supported Development
                                   Revenue Bonds (Common Bond Fund), AMT, Series 2, 6.20% due 6/01/2017                       576
                          1,500    Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                   Series A, 5.70% due 11/15/2022                                                           1,616
                          2,665    Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                   Series A, 5.75% due 11/15/2032                                                           2,863
                          1,110    Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F Housing
                                   Revenue Bonds (Hanover Townhouses Project), AMT, 6% due 7/01/2031                        1,143
                          1,000    Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                   Obligation Group), Series A, 6.25% due 5/01/2020 (h)                                     1,079
                          1,500    Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical Center
                                   Project), Series A, 6.125% due 1/01/2029 (m)                                             1,583


Mississippi - 0.4%        4,000    Mississippi Home Corporation, S/F Mortgage Revenue Bonds, Series A-1, 5.50%
                                   due 6/01/2038 (i)(l)                                                                     4,299
                          1,700    Warren County, Mississippi, Environmental Improvement Revenue Refunding Bonds
                                   (International Paper Company Project), AMT, Series B, 6.75% due 8/01/2021                1,821


Missouri - 0.6%           1,000    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                   Bluffs Redevelopment Project), 5% due 4/01/2014                                          1,052
                          1,500    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                   (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                    1,590
                          6,500    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                   (Homeownership Loan Program), AMT, Series E-1, 5.60% due 3/01/2037 (i)                   7,001


Montana - 0.6%            3,000    Montana State Board of Housing, S/F Mortgage Revenue Refunding Bonds, AMT,
                                   Series A-2, 5.50% due 6/01/2037                                                          3,177
                          6,000    Montana State Higher Education, Student Assistance Corporation, Student Loan
                                   Revenue Refunding Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032                         6,296


Nevada - 1.7%             3,500    Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT,
                                   Series C, 5.375% due 7/01/2020 (c)                                                       3,712
                          1,545    Clark County, Nevada, Improvement District Number 142, Special Assessment
                                   Bonds, 6.375% due 8/01/2023                                                              1,598
                            165    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.10% due 10/01/2014 (f)            168
                            245    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.30% due 10/01/2019 (f)            250
                            320    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.75% due 10/01/2024 (f)            328
                            225    Elko, Nevada, GO (Airport Improvement), AMT, Series B, 7% due 10/01/2029 (f)               231
                          2,535    Henderson, Nevada, Local Improvement Districts, Special Assessment, Series NO T-14,
                                   5.80% due 3/01/2023                                                                      2,619
                          1,740    Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special
                                   Improvement District Number 808, Summerlin, 5.875% due 6/01/2009                         1,788
                          2,005    Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special
                                   Improvement District Number 808, Summerlin, 6.125% due 6/01/2012                         2,070
                          2,235    Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special
                                   Improvement District Number 808, Summerlin, 6.25% due 6/01/2013                          2,308
                          1,905    Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway), 6.625%
                                   due 12/01/2022                                                                           1,966
                          3,110    Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                   Series A, 6% due 1/15/2015 (m)                                                           3,297
                          6,315    Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                   Series A, 6% due 1/15/2023 (m)                                                           6,684


New Hampshire - 0.2%      1,750    New Hampshire Health and Education Facilities Authority, Revenue Refunding
                                   Bonds (Elliot Hospital), Series B, 5.60% due 10/01/2022                                  1,877
                            590    New Hampshire Health and Education Facilities Authority, Revenue Refunding
                                   Bonds (Havenwood-Heritage Heights Retirement Community), Series A, 5% due 1/01/2016        592
                          1,035    New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                   (Havenwood-Heritage Heights Retirement Community), Series A, 5.35% due 1/01/2026         1,047


New Jersey - 2.2%           310    Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                   Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009            314
                          3,300    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                   Facility), Series A, 7.25% due 11/15/2011 (j)                                            3,799
                          3,680    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                                   6% due 6/15/2010 (c)(j)                                                                  3,943
                          3,130    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                                   Jersey Hospital), 6% due 7/01/2012 (j)                                                   3,452
                          2,250    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                              2,417
                          1,090    New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
                                   Refunding Bonds, Series B, 6.25% due 11/01/2026 (h)                                      1,136
                          7,025    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                                   Series A, 5.75% due 1/01/2010 (f)(j)                                                     7,413
                          2,975    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                   5.75% due 1/01/2018 (a)(f)                                                               3,129
                          7,000    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                   Bonds, 7% due 6/01/2013 (j)                                                              8,242


New Mexico - 0.8%         8,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                   Juan Project), Series B, 6.30% due 12/01/2016                                            8,172
                             75    New Mexico Mortgage Finance Authority, Revenue Refunding Bonds, Mortgage-Backed
                                   Securities, Series F, 7% due 1/01/2026 (i)                                                  76
                          3,835    New Mexico Mortgage Financing Authority, S/F Mortgage Program Revenue Bonds, AMT,
                                   Series D, 6.15% due 7/01/2035 (i)(l)                                                     4,085
                            250    Santa Fe County, New Mexico, Correctional System Revenue Bonds, 6% due 2/01/2027 (h)       300


New York - 5.9%          10,000    Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
                                   Series A, 5.625% due 7/01/2007 (f)(j)                                                   10,197
                          3,230    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                   Facilities Pooled Program), Series C-1, 6% due 7/01/2012                                 3,357
                          4,050    New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                   Plc Project), AMT, 7.625% due 12/01/2032                                                 4,527
                         21,800    New York City, New York, City Municipal Financing Authority, Water and Sewer
                                   Systems Revenue Bonds, Series A, 4.25% due 6/15/2039 (h)                                20,737
                          6,540    New York City, New York, GO, Refunding, Series A, 6% due 5/15/2010 (j)                   7,060
                          2,205    New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2010 (j)(k)             2,397
                             60    New York City, New York, GO, Refunding, Series A, 6% due 5/15/2021 (k)                      65
                            675    New York City, New York, GO, Refunding, Series H, 6% due 8/01/2007 (j)(k)                  687
                            325    New York City, New York, GO, Refunding, Series H, 6% due 8/01/2017 (k)                     331
                          6,640    New York City, New York, GO, Series B, 5.875% due 8/01/2010 (f)(j)                       7,172
                          1,300    New York City, New York, GO, Series B, 5.875% due 8/01/2015 (f)                          1,398
                            590    New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                   Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2010 (j)    647
                          2,410    New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                   Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2016      2,583
                          4,000    New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                                   Series A, 5.125% due 2/01/2022 (b)(c)                                                    4,228
                          1,680    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                   Series A, 6.50% due 7/01/2025                                                            1,798
                          3,000    New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                   Educational Facilities), Series A, 7.50% due 5/15/2013                                   3,582
                          1,360    New York State Environmental Facilities Corporation, State Clean Water and
                                   Drinking Revenue Bonds (Revolving Funds), Series B, 5.875% due 1/15/2019                 1,441
                          2,285    Oneida County, New York, IDA Revenue Bonds (Civic Facility-Faxton Hospital),
                                   Series C, 6.625% due 1/01/2015 (m)                                                       2,466
                          3,000    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                   Thirty-Seventh Series, 5.50% due 7/15/2018 (h)                                           3,273
                             95    Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                   Facilities Pooled Program), Series D-1, 6% due 7/01/2012                                    99
                          5,000    Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                   5.125% due 11/15/2026 (c)                                                                5,336
                            705    Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special
                                   Needs Facilities Pooled Program), Series E-1, 6% due 7/01/2012                             732
                          8,095    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                   Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                          8,684


North Carolina - 2.6%       920    Brunswick County, North Carolina, COP, 6% due 6/01/2010 (h)(j)                             993
                          4,000    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                   Series D, 6.75% due 1/01/2026                                                            4,299
                          4,440    North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                   Bonds, Series D, 6.70% due 1/01/2019 (o)                                                 4,778
                          4,390    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 9-A, 5.80% due
                                   1/01/2020                                                                                4,544
                          2,500    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                   Revenue Bonds (Presbyterian Homes Project), 6.875% due 10/01/2010 (j)                    2,754
                          3,000    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                   Revenue Bonds (Presbyterian Homes Project), 5.50% due 10/01/2031                         3,122
                          2,500    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                   Revenue Refunding Bonds (Presbyterian Homes Project), Series B, 5.20% due 10/01/2021     2,571
                          1,100    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                   Revenue Refunding Bonds (Salemtowne Project), 5.10% due 10/01/2030                       1,116
                          1,625    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                   Revenue Bonds (Forest at Duke Project), 6.375% due 9/01/2032                             1,730
                          2,500    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                   Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2013 (j)                2,886
                            500    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
                                   Refunding Bonds, Series B, 6.375% due 1/01/2013                                            535
                          1,080    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
                                   Refunding Bonds, Series B, 6.375% due 1/01/2013 (o)                                      1,154
                          5,000    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
                                   Refunding Bonds, Series B, 6.50% due 1/01/2020                                           5,374
                          2,500    North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
                                   Refunding Bonds, Series B, 6.50% due 1/01/2020 (o)                                       2,687
                          1,000    Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding
                                   Bonds, Series A, 6% due 7/01/2009 (h)(j)                                                 1,060
                          1,000    Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding
                                   Bonds, Series A, 6.375% due 7/01/2009 (h)(j)                                             1,068


Ohio - 1.3%                 285    Ohio HFA, Mortgage Revenue Bonds, AMT, Series A-1, 6.15% due 3/01/2029 (d)                 293
                          6,900    Ohio HFA, Mortgage Revenue Refunding Bonds, AMT, Series C, 5.90% due 9/01/2035 (i)       7,181
                          8,000    Ohio State Air Quality Development Authority Revenue Refunding Bonds (Ohio Power
                                   Company), Series C, 5.15% due 5/01/2026 (c)                                              8,255
                          1,470    Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                   Bonds (Cooperative Public Parking Infrastructure Project), 6.40% due 2/15/2034           1,586
                          3,005    Toledo-Lucas County, Ohio, Lodging Tax Revenue Refunding Bonds (Convention
                                   Center Project), 5.70% due 10/01/2015 (f)                                                3,070


Oregon - 0.4%               250    Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific
                                   University), 6% due 5/01/2010 (j)(m)                                                       267
                            250    Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific
                                   University), 6.20% due 5/01/2010 (j)(m)                                                    269
                             40    Oregon State Housing and Community Services Department, Mortgage Revenue
                                   Refunding Bonds (S/F Mortgage Program), AMT, Series A, 6.20% due 7/01/2027                  41
                             55    Oregon State Housing and Community Services Department, Mortgage Revenue
                                   Refunding Bonds (S/F Mortgage Program), Series A, 6.40% due 7/01/2018                       56
                            500    Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy Station
                                   Apartments Project), AMT, 5.90% due 7/01/2023 (f)                                          518
                          1,000    Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds
                                   (Downtown Waterfront), Series A, 5.75% due 6/15/2018 (c)                                 1,070
                          3,190    Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds
                                   (South Park Blocks), Series A, 5.75% due 6/15/2018 (c)                                   3,414


Pennsylvania - 1.8%       3,640    Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                   Bonds, 5.50% due 11/01/2016                                                              3,856
                          2,220    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
                                   5.75% due 12/01/2010 (f)(j)                                                              2,393
                          1,760    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                                   Choice Inc.), Series A, 6.125% due 1/01/2025                                             1,872
                          7,750    Delaware County, Pennsylvania, IDA, Revenue Refunding Bonds (Resource Recovery
                                   Facility), Series A, 6.10% due 7/01/2013                                                 8,005
                          1,000    Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                                   University of Science), Series A, 5.40% due 9/01/2016                                    1,019
                          4,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                   (University of Pennsylvania  Medical Center Health System), Series A, 6%
                                   due 1/15/2031                                                                            4,323
                          1,265    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                   due 12/01/2017                                                                           1,268
                          5,000    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                             5,388


Rhode Island - 0.5%       6,815    Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                   Series B, 6% due 7/01/2010 (e)(j)                                                        7,362
                          1,000    Rhode Island State Economic Development Corporation Revenue Bonds (Providence
                                   Place Mall), 6.125% due 7/01/2020 (m)                                                    1,102


South Carolina - 0.9%     2,450    Medical University Hospital Authority, South Carolina, Hospital Facilities
                                   Revenue Refunding Bonds, 6.50% due 8/15/2012 (j)                                         2,783
                          5,400    Medical University Hospital Authority, South Carolina, Hospital Facilities
                                   Revenue Refunding Bonds,  Series A, 6.375% due 8/15/2012 (j)                             6,101
                          5,000    South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds (South
                                   Carolina Episcopal - Still Hopes Residence Project), Series A, 6.375% due 5/15/2032      5,279


South Dakota - 0.4%       3,750    Pierre, South Dakota, School District Number 32-2, GO, 5.75% due 8/01/2010 (h)(j)        3,995
                          1,680    South Dakota, HDA, Homeownership Revenue Bonds, AMT, Series C, 5.375% due 5/01/2018      1,720


Tennessee - 1.5%          4,485    Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                   Corporation), 5.75% due 10/01/2017 (c)                                                   4,783
                          3,740    Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                   Corporation), 5.75% due 10/01/2018 (c)                                                   3,978
                          1,000    Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                   Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6.25%
                                   due 2/15/2032                                                                            1,049
                          4,950    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                   Newsprint), AMT, 7.40% due 12/01/2022                                                    5,018
                          7,300    Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                   Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                  8,299


Texas - 12.6%             4,000    Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds
                                   (American Airlines Inc. Project), AMT, 7.50% due 12/01/2029                              4,004
                          5,000    Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding
                                   Bonds (American Airlines Inc. Project), AMT, 5.75% due 12/01/2029                        5,075
                          5,300    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   First Tier, Series A, 6.60% due 1/01/2011 (j)                                            5,826
                          2,300    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                   First Tier, Series A, 6.70% due 1/01/2011 (j)                                            2,536
                         10,630    Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue), 6.20%
                                   due 11/15/2009 (e)(j)                                                                   11,308
                            600    Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Army Retirement Residence Project), 6.125% due 7/01/2012 (j)                        671
                          1,750    Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Army Retirement Residence Project), 6.30% due 7/01/2012 (j)                       1,972
                          2,280    Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                   AMT, Series A, 7.70% due 4/01/2033                                                       2,593
                          4,250    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                   Series B, 7.75% due 12/01/2018                                                           4,469
                          3,700    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                   Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                   due 5/15/2033                                                                            4,135
                            525    Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds (GNMA
                                   Mortgage Program), AMT, 8.20% due 4/01/2022 (b)(d)                                         542
                          3,620    Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                   Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                       3,651
                            600    Dallas, Texas, Industrial Development Corporation, IDR (CR/PL Inc. Project), VRDN,
                                   AMT, 7.50% due 8/01/2017                                                                   607
                          4,825    Dawson County, Texas, Hospital District, GO, 5.125% due 2/15/2031 (c)                    5,062
                          1,260    Fort Bend County, Texas, Municipal Utility District Number 23, GO, 6.625% due
                                   9/01/2007 (j)(m)                                                                         1,276
                          3,500    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (j)(m)               3,835
                          1,000    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (j)(m)               1,112
                          5,465    Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
                                   (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                        5,854
                          2,255    HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A,
                                   5.75% due 11/01/2036                                                                     2,337
                          1,850    HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds (Village at
                                   Gleannloch Farms), Series A, 5.50% due 2/15/2037                                         1,897
                         15,000    Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, AMT, Series A,
                                   5.50% due 7/01/2023 (h)                                                                 15,632
                          6,000    Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                   Airlines), AMT, Series E, 7% due 7/01/2029                                               6,495
                          4,000    Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Sid Peterson Memorial Hospital Project), 5.25% due 8/15/2021                      4,173
                          8,080    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                   (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                        8,493
                          7,350    Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst
                                   Celanese Corp. Project), AMT, 6.50% due 5/01/2026                                        7,491
                          4,825    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                   Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                   11/01/2031                                                                               4,934
                          1,000    Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-Texas
                                   Project), 6% due 8/15/2019                                                               1,056
                            830    South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                   AMT, Series A, 7.30% due 9/01/2031 (i)                                                     841
                             85    Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series A, 8%
                                   due 11/01/2025 (d)(l)                                                                       86
                            155    Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series B, 8.50%
                                   due 11/01/2025 (d)(l)                                                                      158
                          2,200    Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
                                   Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing - Edgemere
                                   Project), Series A, 6% due 11/15/2026                                                    2,368
                          3,000    Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
                                   Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing - Edgemere
                                   Project), Series A, 6% due 11/15/2036                                                    3,210
                          5,000    Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Fire
                                   Fighter and Law Enforcement or Security Officer Home Loan Program), AMT, Series C,
                                   5.45% due 12/01/2039 (i)(l)                                                              5,326
                          6,250    Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                   (Professional Educators Program), AMT, Series A-1, 5.50% due 12/01/2039 (i)(l)           6,683
                          2,100    Texas State Public Finance Authority, Building Revenue Bonds (General Services
                                   Commission Project), Series A, 6% due 2/01/2010 (h)(j)                                   2,231
                          1,000    Texas State Public Finance Authority, Building Revenue Bonds (State Preservation
                                   Project), Series B, 6% due 8/01/2009 (h)(j)                                              1,053
                         45,000    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                   First Tier, Series A, 5.75% due 8/15/2038 (c)                                           48,977
                          4,930    Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional
                                   Treated Water Supply System), Series A, 6% due 8/01/2010 (e)(j)                          5,289
                          1,500    Webster, Texas, GO, COP, Series A, 6% due 3/01/2010 (h)(j)                               1,596
                            805    Webster, Texas, GO, COP, Series A, 6% due 3/01/2021 (h)                                    855
                          1,250    West Central Texas Regional Housing Finance Corporation, S/F Mortgage Revenue
                                   Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.35% due
                                   12/01/2039 (i)(l)                                                                        1,313


Utah - 0.1%                 815    Utah State HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, Class III,
                                   5.50% due 1/01/2018                                                                        829


Virginia - 0.8%           1,750    Albermarle County, Virginia, IDA, Residential Care Facilities, Mortgage Revenue
                                   Refunding Bonds (Westminster-Canterbury), 5% due 1/01/2024                               1,765
                          1,100    Albermarle County, Virginia, IDA, Residential Care Facilities, Mortgage Revenue
                                   Refunding Bonds (Westminster-Canterbury), 5% due 1/01/2031                               1,107
                          2,425    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                   Company), Series B, 5.875% due 6/01/2017                                                 2,612
                          4,590    Montgomery County, Virginia, IDA, Lease Revenue Bonds, Series B, 5.125% due
                                   1/15/2019 (f)                                                                            4,782
                            500    Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue
                                   Bonds (Retirement Community), Series A, 6% due 1/01/2025                                   526
                          1,100    Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue
                                   Bonds (Retirement Community), Series A, 6.125% due 1/01/2035                             1,159


Washington - 1.8%         5,000    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3),
                                   Series A, 5.50% due 7/01/2017 (h)                                                        5,377
                          3,000    Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A, 6% due
                                   3/01/2010 (f)(j)                                                                         3,220
                          3,010    Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                                   11/01/2009 (f)(j)                                                                        3,193
                          2,750    Seattle, Washington, Housing Authority Revenue Bonds (Newholly Project), AMT,
                                   6.25% due 12/01/2035                                                                     2,845
                          4,710    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                   6.125% due 12/01/2032                                                                    4,840
                          7,750    Tacoma, Washington, Electric System Revenue Refunding Bonds, Series A, 5.75% due
                                   1/01/2011 (h)(j)                                                                         8,375


Wisconsin - 0.7%            990    Wisconsin Housing and EDA, Home Ownership Revenue Bonds, AMT, Series C, 6% due
                                   9/01/2036                                                                                1,050
                          3,155    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                   (SynergyHealth Inc.), 6% due 11/15/2023                                                  3,428
                          3,700    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                   (SynergyHealth Inc.), 6% due 11/15/2032                                                  4,013
                          1,960    Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (f)                             1,981


Guam - 0.0%                 115    Guam Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A, 5.75%
                                   due 9/01/2031 (l)                                                                          125


Puerto Rico - 2.2%        8,045    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Bonds, 5.75% due 7/01/2022                                                       8,821
                         10,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                   Capital Appreciation Revenue Bonds, Series A, 4.64% due 7/01/2032 (e)(p)                 3,267
                            785    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due
                                   7/01/2020 (f)(p)                                                                           833
                          5,500    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                   due 7/01/2032                                                                            5,886
                         15,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                   due 7/01/2029                                                                           15,671


U.S. Virgin               8,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 0.6%                     Coker Project), AMT, 6.50% due 7/01/2021                                                 9,007

                                   Total Municipal Bonds (Cost - $1,307,025) - 87.5%                                    1,366,093



                                   Municipal Bonds Held in Trust (s)
California - 2.0%        28,500    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                   1/01/2028 (f)                                                                           30,715


Connecticut - 0.7%       10,045    Connecticut State Health and Educational Facilities Authority Revenue Refunding
                                   Bonds (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2030 (m)           10,994


District of              10,000    District of Columbia, GO, Refunding, Series A, 6% due 6/01/2007 (f)(j)                  10,237
Columbia - 0.7%


Florida - 2.3%           14,000    Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (h)        15,029
                         20,115    Port St. Lucie, Florida, Utility Revenue Bonds, 5.125% due 9/01/2036 (f)                21,517


Illinois - 1.4%          21,235    Chicago, Illinois, Board of Education, GO (Chicago School Reform), 5.75% due
                                   12/01/2007 (c)(j)                                                                       21,941


Michigan - 0.9%          13,500    Hartland, Michigan, Consolidated School District, GO, Refunding, 5.125% due
                                   5/01/2029                                                                               13,981


New Jersey - 2.9%        22,000    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                   due 3/01/2024                                                                           23,757
                         20,000    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                   5.75% due 1/01/2018 (f)                                                                 21,036


Pennsylvania - 2.5%      36,210    Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                   Transformation), Series A, 5.30% due 4/15/2026 (e)                                      38,482


South Carolina - 1.4%    21,215    South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due
                                   7/01/2026 (h)                                                                           21,692


Texas - 5.0%             36,500    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 6%
                                   due 11/01/2024 (e)                                                                      38,282
                         18,860    Houston, Texas, Airport System Revenue Refunding Bonds, Sub Lien, Series B, 5.20%
                                   due 7/01/2018 (e)                                                                       19,280
                         20,000    Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                   Series A, 5.125% due 5/15/2028 (f)                                                      21,144


Puerto Rico - 0.8%        4,000    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due
                                   7/01/2020 (f)                                                                            4,233
                          4,000    Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
                                   Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.125% due
                                   11/15/2025                                                                               4,320
                          4,220    Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
                                   Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.125% due
                                   11/15/2030                                                                               4,588

                                   Total Municipal Bonds Held in Trust (Cost - $316,787) - 20.6%                          321,228



                         Shares
                           Held    Short-Term Securities
                          1,123    Merrill Lynch Institutional Tax-Exempt Fund, 3.51% (q)(r)                                1,123

                                   Total Short-Term Securities (Cost - $1,123) - 0.1%                                       1,123

                                   Total Investments (Cost - $1,624,935*) - 108.2%                                      1,688,444
                                   Other Assets Less Liabilities - 1.9%                                                    30,208
                                   Liability for Trust Certificates, Including Interest Expense Payable - (10.1%)       (158,405)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $ 1,560,247
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $      1,469,296
                                                   ================
    Gross unrealized appreciation                  $         64,647
    Gross unrealized depreciation                           (2,410)
                                                   ----------------
    Net unrealized appreciation                    $         62,237
                                                   ================

(a) Escrowed to maturity.

(b) FHA Insured.

(c) AMBAC Insured.

(d) GNMA Collateralized.

(e) FGIC Insured.

(f) MBIA Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) FSA Insured.

(i) FNMA/GNMA Collateralized.

(j) Prerefunded.

(k) XL Capital Insured.

(l) FHLMC Collateralized.

(m) Radian Insured.

(n) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(o) ACA Insured.

(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(q) Represents the current yield as of March 31, 2007.

(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                           $  (52,401)         $   1,221


(s) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(t) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.



BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of March 31, 2007                                                                       (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Alabama - 5.0%        $   6,075    Birmingham, Alabama, Special Care Facilities Financing Authority Revenue Bonds
                                   (Ascension Health Subordinate Credit Group), Series A, 5% due 10/01/2008           $     6,191
                          8,095    Huntsville, Alabama, GO, Refunding, Series A, 5.25% due 2/01/2009 (j)                    8,328


Alaska - 1.0%             1,600    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                   Project), VRDN, Series A, 3.67% due 6/01/2037 (b)                                        1,600
                          1,250    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips
                                   Company Project), VRDN, 3.77% due 5/01/2007 (b)                                          1,250


Arizona - 2.9%            1,378    Tierra Antigua, Arizona, Revenue Bonds, VRDN, AMT, Series A, 3.76% due
                                   12/01/2034 (b)                                                                           1,378
                          7,000    Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue Bonds (Waste
                                   Management Inc. Project), VRDN, AMT, 4% due 6/01/2027 (b)                                6,946


California - 1.5%           750    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                   Bonds (Republic Services, Inc. Project), VRDN, AMT, 4.04% due 3/01/2028 (b)                750
                          3,650    Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill Bart
                                   Transit Station Project), VRDN Series A, 3.95% due 4/15/2046 (b)                         3,651

Colorado - 2.6%           7,500    Colorado State, General Fund Revenue Bonds, RAN, 4.50% due 6/27/2007                     7,514


Florida - 8.6%           10,000    Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, Series A,
                                   5% due 7/01/2008                                                                        10,163
                         14,195    Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                   10/01/2009 (a)(c)                                                                       14,828


Georgia - 8.2%            5,600    Catoosa County, Georgia, School District, GO, 4.25% due 8/01/2008 (h)                    5,645
                          6,005    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series DD,
                                   7% due 1/01/2008 (h)                                                                     6,151
                         11,905    Georgia State, GO, Series B, 5% due 3/01/2008                                           12,057


Illinois - 3.6%           5,000    Chicago, Illinois, S/F Mortgage Revenue Refunding Bonds, AMT, Series F, 3.83%
                                   due 4/18/2008                                                                            5,000
                          5,390    Du Page County, Illinois, Transportation Revenue Refunding Bonds, 4.50% due
                                   1/01/2009 (j)                                                                            5,471


Portfolio Abbreviations


To simplify the listings of BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.'s portfolio holdings in the
Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
CP       Commercial Paper
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
RAN      Revenue Anticipation Notes
S/F      Single-Family
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes



BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.


Schedule of Investments as of March 31, 2007 (concluded)                                                           (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Indiana - 2.1%        $   4,750    Indiana Bond Bank Revenue Bonds (State Revolving Fund), Series B, 5.30%
                                   due 8/01/2010 (c)                                                                  $     5,034
                          1,000    Indiana State Development Finance Authority, IDR (Republic Services, Inc.
                                   Project), VRDN, AMT, 4.01% due 11/01/2035 (b)                                            1,000


Kansas - 0.7%             2,000    Junction City, Kansas, Temporary Notes, GO, Series D, 5% due 8/01/2007                   2,006


Louisiana - 1.7%          2,900    Louisiana HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 4.45% due 11/28/2008 (b)           2,900
                          2,134    Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.524% due
                                   4/30/2007 (b)                                                                            2,134


Massachusetts - 3.0%      8,505    Massachusetts State Consolidated Loan, GO, Series C, 5% due 5/01/2008 (f)                8,629


Michigan - 0.5%             280    Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kay Screen
                                   Printing, Inc. Project), VRDN, AMT, 4% due 5/01/2020 (b)                                   280
                          1,100    Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                                   Bonds (William Beaumont Hospital), VRDN, Series T, 3.67% due 1/01/2020 (a)(b)            1,100


Minnesota - 3.5%          2,620    Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                   Revenue Bonds, AMT, Series B, 5.50% due 1/01/2010 (g)                                    2,723
                          7,385    Minnesota State, GO, Refunding, 5% due 8/01/2007                                         7,418


Nebraska - 0.9%           2,500    Central Plains Energy Project, Nebraska (Gas Project Number 1), Revenue Bonds,
                                   VRDN, 3.908% due 12/01/2010 (b)                                                          2,500


Nevada - 5.0%             6,500    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, AMT,
                                   Series B-1, 5% due 7/01/2008                                                             6,592
                          7,500    Clark County, Nevada, EDR (Alexander Dawson School of Nevada Project), 5.50%
                                   due 5/15/2009 (c)                                                                        7,844


New Jersey - 0.7%         2,000    Bayonne, New Jersey, GO, BAN, 4.75% due 10/26/2007                                       2,006


New Mexico - 2.0%         5,685    New Mexico State, Severance Tax Bonds, Series A, 5% due 7/01/2008 (h)                    5,781


Ohio - 2.8%               4,400    Ohio State Building Authority, State Facilities Revenue Bonds (Administrative
                                   Building Fund Projects), Series A, 5.375% due 10/01/2008 (c)                             4,554
                          3,505    Ohio State Infrastructure Improvement, GO, Refunding, Series A, 5% due 8/01/2010         3,656


Oklahoma - 2.8%             500    Oklahoma State Capitol Improvement Authority, State Facilities Revenue Bonds
                                   (Higher Education Projects), VRDN, Series D-4, 3.66% due 7/01/2034 (b)(f)                  500
                          4,150    Tulsa County, Oklahoma, Industrial Authority, Capital Improvements Revenue Bonds,
                                   Series D, 5% due 7/01/2009 (j)                                                           4,273
                          3,300    Tulsa Oklahoma, Public Facilities Authority, Capital Improvement Revenue Bonds,
                                   Series A, 4.375% due 6/01/2008 (a)                                                       3,328


Pennsylvania - 3.8%       4,750    Allegheny County, Pennsylvania, Port Authority, Special Revenue Transportation
                                   Bonds, 6.375% due 3/01/2009 (c)(h)                                                       5,034
                          5,000    Pennsylvania State, GO, Refunding, Third Series, 5% due 7/01/2009                        5,150
                          1,000    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                   Bonds (University of Scranton Project), VRDN, Series C, 3.50% due 5/01/2007 (b)(i)       1,000


South Carolina - 3.2%     4,590    Aiken County, South Carolina, Consolidated School District, GO, Refunding, 5%
                                   due 3/01/2009                                                                            4,710
                          2,160    Hilton Head Island, South Carolina, Public Facility Corporation, COP (Beach
                                   Preservation Fee Pledge), 5% due 8/01/2008 (h)                                           2,198
                          2,240    Hilton Head Island, South Carolina, Public Facility Corporation, COP (Beach
                                   Preservation Fee Pledge), 5% due 8/01/2009 (h)                                           2,309


Tennessee - 7.1%         11,500    Metropolitan Government of Nashville and Davidson County, Tennessee, Health and
                                   Education Facilities Board, Revenue Refunding Bonds (Ascension Health Credit),
                                   VRDN, Series B-1, 3.72% due 11/15/2031 (b)                                              11,499
                          4,000    Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5% due
                                   9/01/2009                                                                                4,112
                          5,000    Tennessee State Local Development Authority Revenue Bonds (Student Loan Programs),
                                   BAN, Series A, 5% due 5/17/2007                                                          5,008


Texas - 10.5%             7,000    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                   Revenue Refunding Bonds (Dow Chemical Company Project), VRDN, AMT, Series A-4,
                                   5.20% due 5/15/2033 (b)                                                                  7,092
                          5,000    Harris County, Texas, Toll Road Revenue Refunding Bonds, VRDN Series B-2, 5% due
                                   8/15/2021 (b)(g)                                                                         5,134
                          5,120    Houston, Texas, Public Improvement, GO, Refunding, Series A, 5% due 3/01/2010 (h)        5,311
                          2,200    Montgomery County, Texas, Unlimited Tax Adjustable Rate Road, GO, VRDN, Series B,
                                   5% due 3/01/2028 (b)(j)                                                                  2,240
                          2,790    North Texas Thruway Authority, Dallas North Thruway System, Revenue Refunding
                                   Bonds, VRDN, Series B, 5% due 1/01/2038 (a)(b)                                           2,834
                          2,500    San Antonio, Texas, Electric and Gas System, Junior Lien Revenue Bonds, VRDN,
                                   3.55% due 12/01/2027 (b)                                                                 2,498
                          5,455    Texas State Transportation Commission, First Tier Revenue Bonds, 5% due 4/01/2008        5,528


Virginia - 4.2%           7,050    Virginia State Public Building Authority, Public Facilities Revenue Bonds,
                                   Series A, 5% due 8/01/2009                                                               7,269
                          4,885    Virginia State Public School Authority, School Financing Revenue Bonds, Series B,
                                   5% due 8/01/2008 (c)                                                                     5,020


Washington - 8.0%         9,940    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                   Station), Series A, 5.25% due 7/01/2009 (a)                                             10,289
                          5,000    Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                                   Project Number 1), Series C, 6% due 7/01/2009 (a)                                        5,253
                          7,500    Washington State Various Purpose, GO, Refunding, Series R-A, 5% due 1/01/2009 (a)        7,676


West Virginia - 0.3%      1,000    West Virginia State Housing Development Fund, Housing Finance Revenue Bonds, VRDN,
                                   AMT, Series B, 3.67% due 4/09/2007 (b)                                                   1,000

Wisconsin - 2.2%          6,500    Madison, Wisconsin, Metropolitan School District, TRAN, 4% due 9/07/2007                 6,512


Puerto Rico - 1.9%        5,500    Government Development Bank of Puerto Rico, CP, 4.05% due 4/12/2007                      5,500

                                   Total Municipal Bonds (Cost - $291,213) - 100.3%                                       291,357



                         Shares
                           Held    Short-Term Securities
                         10,300    Merrill Lynch Institutional Tax-Exempt Fund, 3.51% (d)(e)                               10,300
                                   Total Short-Term Securities (Cost - $10,300) - 3.5%                                     10,300
                                   Total Investments (Cost - $301,513*) - 103.8%                                          301,657
                                   Liabilities in Excess of Other Assets - (3.8%)                                        (11,089)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   290,568
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                     $    301,513
                                                       ============
    Gross unrealized appreciation                      $        249
    Gross unrealized depreciation                             (105)
                                                       ------------
    Net unrealized appreciation                        $        144
                                                       ============

(a) AMBAC Insured.

(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(c) Prerefunded.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund     (14,344)         $270


(e) Represents the current yield as of March 31, 2007.

(f) CIFG Insured.

(g) FGIC Insured.

(h) MBIA Insured.

(i) XL Capital Insured.

(j) FSA Insured.


BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund


Schedule of Investments as of March 31, 2007                                                                       (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Alabama - 0.8%        $     500    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                   Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                   due 8/01/2036                                                                      $       509


Arizona - 4.9%              300    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                   Project 1), Series A, 6.75% due 7/01/2029                                                  306
                          1,000    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                   Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                         1,018
                            285    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                   Schools Project), Series O, 5.25% due 7/01/2031                                            293
                          1,000    Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.89%
                                   due 4/25/2008 (j)                                                                        1,000
                            500    Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds,
                                   5% due 1/01/2032                                                                           510


California - 5.6%         1,500    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                         1,486
                            500    Lammersville, California, School District, Special Tax Bonds (Community Facilities
                                   District Number 2002 - Mountain House), 5.125% due 9/01/2035                               512
                            500    Roseville, California, Special Tax Bonds (Fiddyment Ranch Community Facilities
                                   Number 1), 5.25% due 9/01/2036                                                             513
                            500    Temecula, California, Public Financing Authority, Community Facilities District
                                   Number 01-2, Special Tax Refunding Bonds, Sub-Series B, 5.10% due 9/01/2036                508
                            565    Temecula Valley, California, Unified School District, Community Facilities District
                                   Number 2005-1, Special Tax Bonds, 5% due 9/01/2036                                         569


Colorado - 4.4%             750    Aspen Valley Hospital District, Colorado, Revenue Refunding Bonds, 5% due 10/15/2026       771
                          1,000    Colorado HFA, Revenue Refunding Bonds (Adventist Health System/Sunbelt Obligor
                                   Group), Series D, 5.25% due 11/15/2035                                                   1,059
                            450    Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                                   Communities Project), Series A, 5.75% due 1/01/2037                                        471
                            500    Sorrel Ranch Metropolitan District, Colorado, Limited Tax, GO, 5.75% due 12/01/2036        514


Connecticut - 1.7%        1,000    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                   (University of Hartford), Series G, 5.25% due 7/01/2036 (h)                              1,071


Florida - 10.0%             605    Easton Park Community Development District, Florida, Capital Improvement Revenue
                                   Bonds, 5.20% due 5/01/2037                                                                 599
                            500    Greater Lakes/Sawgrass Bay Community Development District, Florida, Special
                                   Assessment Bonds, Series A, 5.50% due 5/01/2038                                            508


Portfolio Abbreviations


To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
PILOT    Payment in Lieu of Taxes
S/F      Single-Family
VRDN     Variable Rate Demand Notes



BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund


Schedule of Investments as of March 31, 2007 (concluded)                                                           (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Florida               $     500    Highland Meadows Community Development District, Florida, Special Assessment
(concluded)                        Bonds, Series A, 5.50% due 5/01/2036                                               $       510
                          1,000    Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General
                                   Hospital Project), 5.25% due 10/01/2041                                                  1,055
                            500    Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
                                   (Shell Point/Alliance Obligor Group), 5% due 11/15/2029                                    511
                            600    Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
                                   (Shell Point/Alliance Obligor Group), 5% due 11/15/2032                                    607
                            570    Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A, 5.375% due
                                   6/15/2037                                                                                  577
                            500    New River Community Development District, Florida, Capital Improvement Revenue
                                   Bonds, Series B, 5% due 5/01/2013                                                          496
                          1,000    Pine Ridge Plantation Community Development District, Florida, Capital Improvement
                                   and Special Assessment Bonds, Series B, 5% due 5/01/2011                                   995
                            500    Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028               508


Georgia - 3.5%              500    Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                   Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                   7.25% due 1/01/2035                                                                        488
                            180    Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                   Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027                         185
                          1,000    Richmond County, Georgia, Development Authority, Environmental Improvement
                                   Revenue Bonds (International Paper Co. Projects), AMT, Series A, 5% due 8/01/2030        1,007
                            555    Savannah, Georgia, EDA, First Mortgage Revenue Bonds (Marshes of Skidaway),
                                   Series B, 6% due 1/01/2034                                                                 549


Illinois - 2.4%           1,000    Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste
                                   Management Inc. Project), VRDN, AMT, 5.05% due 1/01/2010 (j)                             1,019
                            500    Illinois State Finance Authority Revenue Bonds (Three Crowns Park Plaza), Series A,
                                   5.875% due 2/15/2038                                                                       525


Indiana - 1.1%              185    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                   (Methodist Hospital, Inc.), 5.375% due 9/15/2022                                           187
                            525    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                   (Methodist Hospital, Inc.), 5.50% due 9/15/2031                                            532


Iowa - 0.8%                 500    Iowa Financing Authority, Health Facilities Revenue Refunding Bonds (Care
                                   Initiatives Project), Series A, 5% due 7/01/2019                                           506


Kansas - 2.4%             1,000    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                   Securities Program), AMT, Series B-2, 5.25% due 12/01/2038 (b)(c)                        1,052
                            450    Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                   (General Motors Corporation Project), 6% due 6/01/2025                                     457


Maryland - 6.1%             540    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                   due 9/01/2039                                                                              573
                            500    Howard County, Maryland, Retirement Community Revenue Refunding Bonds (Columbia
                                   Vantage House Corporation), Series A, 5.25% due 4/01/2033                                  512
                          1,000    Maryland State Community Development Administration, Department of Housing and
                                   Community Development, Residential Revenue Refunding Bonds, AMT, Series L, 4.80%
                                   due 9/01/2021                                                                            1,014
                          1,000    Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                   (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   999
                            500    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                   (King Farm Presbyterian Community), Series A, 5.30% due 1/01/2037                          513
                            250    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                   (Washington Christian Academy), 5.25% due 7/01/2018                                        255


Massachusetts - 1.7%        390    Massachusetts State Development Finance Agency Revenue Bonds (Curry College),
                                   Series A, 5.25% due 3/01/2026 (e)                                                          415
                            645    Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                       657


Michigan - 0.5%             310    Garden City, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                                   Bonds (Garden City Hospital Obligation), Series A, 5% due 8/15/2038                        307


Nevada - 1.6%             1,000    Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75% due
                                   9/01/2036 (f)                                                                            1,002


New Hampshire - 4.2%        950    New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                   (Havenwood-Heritage Heights Retirement Community), Series A, 5.40% due 1/01/2030           960
                          1,015    New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                   (Southern New Hampshire University), 5% due 1/01/2027 (e)                                1,057
                            650    New Hampshire State Business Financing Authority, Solid Waste Disposal Revenue
                                   Bonds (Waste Management Inc. Project), AMT, 5.20% due 5/01/2027                            674


New Jersey - 7.9%         1,000    New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village,
                                   Inc.), 5.25% due 11/15/2036                                                              1,008
                            490    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                   AMT, 6.625% due 9/15/2012                                                                  525
                            650    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                   Valley Hospital Association), 6.625% due 7/01/2036                                         676
                          1,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (South Jersey Hospital System), 5% due 7/01/2046                                         1,028
                          1,395    New Jersey State Housing and Mortgage Finance Agency, S/F Revenue Refunding Bonds,
                                   AMT, Series M, 4.875% due 10/01/2026                                                     1,421
                            385    Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                   Series 1A, 5% due 6/01/2041                                                                375


New York - 8.5%             500    Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                   Series A, 6% due 11/15/2036                                                                533
                          1,000    Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed
                                   Revenue Refunding Bonds, Series A-3, 5% due 6/01/2035                                    1,009
                            500    New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                   Project), 5% due 1/01/2036 (a)                                                             530
                            750    New York City, New York, City IDA, Special Facility Revenue Bonds (JetBlue Airways
                                   Corporation Project), AMT, 5.125% due 5/15/2030                                            744
                          1,000    New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                   Project), Series A, 6.125% due 2/15/2019                                                 1,052
                          1,000    New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                   Bonds (New York University Hospital Center), Series A, 5% due 7/01/2026                  1,019
                            500    Onondaga County, New York, IDA, PCR (Anheuser-Busch Companies, Inc. Project),
                                   Refunding, Series A, 4.875% due 7/01/2041                                                  508


North Carolina - 0.8%       500    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                   Revenue Refunding Bonds (Salemtowne Project), 5.10% due 10/01/2030                         507


North Dakota - 1.6%       1,000    Ward County, North Dakota, Health Care Facility Revenue Refunding Bonds (Trinity
                                   Health Obligated Group), 5.125% due 7/01/2029                                            1,039


Ohio - 1.4%                 875    Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds (MedCentral
                                   Health System), 5.25% due 11/15/2036                                                       922


Pennsylvania - 0.8%         500    Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                                   University of Science), Series B, 6% due 9/01/2036                                         520


Rhode Island - 1.6%       1,000    Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity
                                   Revenue Bonds, AMT, Series 53-B, 5% due 10/01/2046                                       1,013


South Carolina - 1.7%     1,000    Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
                                   Revenue Bonds, Senior-Series B, 7.97% due 1/01/2015 (k)                                    550
                            500    Myrtle Beach, South Carolina, Tax Increment Revenue Bonds (Myrtle Beach Air Force
                                   Base), Series A, 5.25% due 11/01/2026                                                      512


Tennessee - 1.1%            700    Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital
                                   Revenue Bonds (Wellmont Health System Project), Series C, 5.25% due 9/01/2036              733


Texas - 10.6%             1,000    Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds
                                   (American Airlines Inc. Project), AMT, 7.50% due 12/01/2029                              1,001
                          1,000    Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding
                                   Bonds (American Airlines Inc. Project), AMT, 5.75% due 12/01/2029                        1,015
                            500    Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding
                                   Bonds (FedEx Corp. Project), AMT, 4.85% due 4/01/2021                                      510
                            500    Brazos River Authority, Texas, PCR (TXU Energy Company LLC Project), AMT, 5%
                                   due 3/01/2041                                                                              483
                            500    Dallas, Texas, Industrial Development Corporation, IDR (CR/PL Inc. Project), VRDN,
                                   AMT, 7.50% due 8/01/2017 (j)                                                               506
                            655    HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.75%
                                   due 11/01/2036                                                                             679
                          1,000    Harlandale, Texas, Independent School District, School Building, GO, 4.75% due
                                   8/15/2040                                                                                1,017
                            500    Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                   Airlines), AMT, Series E, 7.375% due 7/01/2022                                             548
                          1,000    Texas State Public Financing Authority, Charter School Financing Corporation,
                                   Revenue Refunding Bonds (KIPP, Inc.), Series A, 5% due 2/15/2036 (e)                     1,023


Utah - 2.6%               1,640    Utah Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class I,
                                   5% due 7/01/2037                                                                         1,668


Virginia - 6.9%           1,150    Albermarle County, Virginia, IDA, Residential Care Facilities, Mortgage Revenue
                                   Refunding Bonds (Westminster-Canterbury), 5% due 1/01/2031                               1,157
                            500    Fairfax County, Virginia, EDA, Retirement Revenue Refunding Bonds (Greenspring
                                   Village Inc.), Series A, 4.875% due 10/01/2036                                             507
                            500    Farms of New Kent, Virginia, Community Development Authority, Special Assessment
                                   Bonds, Series C, 5.80% due 3/01/2036                                                       504
                            450    Henrico County, Virginia, EDA, Residential Care Facility, Mortgage Revenue
                                   Refunding Bonds (Westminster-Canterbury Of Winchester, Inc.), 5% due 10/01/2027            462
                            750    Lynchburg, Virginia, IDA, Residential Care Facility, Mortgage Revenue Refunding
                                   Bonds (Westminster-Canterbury), 5% due 7/01/2031                                           757
                          1,000    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1,
                                   5.35% due 7/01/2031 (g)                                                                  1,035


Washington - 0.9%           550    Washington State Housing Financing Commission, Nonprofit Revenue Bonds (Skyline at
                                   First Hill Project), Series A, 5.625% due 1/01/2038                                        564


Puerto Rico - 1.3%          800    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series M, 5% due 7/01/2046                                        833
U.S. Virgin                 750    Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
Islands - 1.2%                     Refinery), AMT, 4.70% due 7/01/2022                                                        752

                                   Total Municipal Bonds (Cost - $63,596) - 100.6%                                         64,166



                         Shares
                           Held    Short-Term Securities
                          2,100    Merrill Lynch Institutional Tax-Exempt Fund, 3.51% (d)(i)                                2,100

                                   Total Short-Term Securities (Cost - $2,100) - 3.3%                                       2,100

                                   Total Investments (Cost - $65,696*) - 103.9%                                            66,266
                                   Liabilities in Excess of Other Assets - (3.9%)                                         (2,498)
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $    63,768
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                     $     65,696
                                                       ============
    Gross unrealized appreciation                      $        659
    Gross unrealized depreciation                              (89)
                                                       ------------
    Net unrealized appreciation                        $        570
                                                       ============

(a) AMBAC Insured.

(b) FHLMC Collateralized.

(c) FNMA/GNMA Collateralized.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                        Net          Dividend
    Affiliate                                         Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund      $   2,100       $    51


(e) ACA Insured.

(f) FGIC Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Represents the current yield as of March 31, 2007.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

  o Forward interest rate swaps outstanding as of March 31, 2007 were as follows:

                                              Notional        Unrealized
                                               Amount        Appreciation

    Pay a fixed rate of 3.636% and
    receive a floating rate Based on
    1-week Bond Market Association rate

    Broker, JPMorgan Chase
    Expires June 2017                         $  4,000         $    10


  o Financial futures contracts sold as of March 31, 2007 were as follows:

    Number of                           Expiration      Face      Unrealized
    Contracts   Issue                      Date        Value     Appreciation

      75        U.S. Treasury Bonds     June 2007     $  8,126     $    17



Item 2 -   Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

           Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

           Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

           A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

           The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

           Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 -   Exhibits


Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Municipal Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Municipal Bond Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Municipal Bond Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Municipal Bond Fund, Inc.


Date:  May 21, 2007